Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2020	Mar. 31, 2019
Employee Benefit Plans [Abstract]
Discount rate	0.60%	0.60%
Rate of increase in compensation levels	0.30%	1.60%